Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation the CODM Reviews Several Key Metrics	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$2,920,423	$3,730,488
Interest earned on the Trust Account	$2,953,920	$11,207,609